SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the year	¥ 112,103	¥ 106,318	¥ 111,811
Additions	2,918		602
Accretion expense	7,218	6,827	6,599
Foreign exchange impact	(24)	35	27
Derecognition upon disposal of a subsidiary			(1,360)
Revision in estimated cash flows as result of lease contracts modifications		(587)	(9,258)
Settlement	(4,665)	(490)	(2,103)
Asset retirement obligations at end of the year	¥ 117,550	¥ 112,103	¥ 106,318